Consolidated Statement Of Operations (unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUE	$ 1,206,359	$ 6,591,411	$ 15,577,657	$ 6,268,143
COST OF GOODS SOLD	506,051	791,990	6,017,327	4,894,481
GROSS PROFIT	700,308	5,799,421	9,560,330	1,373,662
OPERATING EXPENSES
General and administrative expenses	541,476	466,467	2,130,167	1,609,871
Payroll and employee benefits	458,698	535,950	2,274,497	2,426,817
Wind farm administration expenses	126,797	18,316	267,783	83,583
Total operating expenses	1,126,971	1,020,733	4,672,447	4,120,271
OPERATING INCOME (LOSS)	(426,663)	4,778,688	4,887,883	(2,746,609)
OTHER INCOME (EXPENSE)
Interest income	14,057	138,769	422,396	655,468
Interest expense	(268,926)	(163,608)	(486,908)	(687,024)
Loss in fair value of interest rate swap	329		(5,214)
Loss from equity method investment			(320,166)
Gain on previously held equity interest	329		320,014
Total other expense, net	(254,540)	(24,839)	(69,878)	(31,556)
INCOME (LOSS) BEFORE INCOME TAXES	(681,203)	4,753,849	4,818,005	(2,778,165)
INCOME TAX BENEFIT (EXPENSE)	267,000	(1,952,000)	(1,776,000)	978,000
NET INCOME (LOSS)	(414,203)	2,801,849	3,042,005	(1,800,165)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST	58,491	(1,714)	7,897	(16,978)
NET INCOME (LOSS) ATTRIBUTED TO JUHL WIND, INC.	(472,694)	2,803,563	3,034,108	(1,783,187)
PREFERRED DIVIDENDS	101,521	96,400	416,629	390,955
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (574,215)	$ 2,707,163	$ 2,617,479	$ (2,174,142)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC AND DILUTED (in Shares)	22,190,522	21,266,752	21,658,433	21,132,144
NET INCOME (LOSS) PER SHARE - BASIC AND DILUTED (in Dollars per share)	$ (0.03)	$ 0.13	$ 0.12	$ (0.10)
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED (in Shares)	22,190,522	21,317,925